Employees' Retirement Benefits (Schedule Of Amounts Recognized As Accumulated Other Comprehensive Loss (Income)) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	¥ 193,727		¥ 298,130
Transition obligation	609		776
Prior service cost	(4,599)	[1]	(21,437)	[1]
Total	189,737		277,469
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	95,549		183,359
Prior service cost	(72,361)	[2]	(1,823)	[2]
Total	¥ 23,188		¥ 181,536

[1]	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.
[2]	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plan.